Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Segment Information
Segment Information

14. Segment Information

          The Company is organized around two separately managed business units: outsourced facility-based physician services and medical transportation services, which have been identified as operating segments. The facility-based physician services reportable segment provides physician services to hospitals primarily for emergency departments ("ED") and urgent care centers, as well as for hospitalist/inpatient, radiology, tele-radiology, anesthesiology and surgery services. The medical transportation services reportable segment focuses on providing a full range of medical transportation services from basic patient transit to the most advanced emergency care and pre-hospital assistance. The Chief Executive Officer has been identified as the chief operating decision maker ("CODM") as he assesses the performance of the business units and decides how to allocate resources to the business units.

          Net (loss) income before equity in earnings of unconsolidated subsidiary, income tax benefit (expense), interest and other income (expense), loss on early debt extinguishment, realized gain (loss) on investments, interest expense, equity-based compensation, related party management fees, restructuring charges, and depreciation and amortization expense ("Adjusted EBITDA") is the measure of profit and loss that the CODM uses to assess performance, measure liquidity and make decisions. The Company modified the definition of Adjusted EBITDA following the Merger. The accounting policies for reported segments are the same as for the Company as a whole.

          The following tables present the Company's operating segment results for the three and nine months ended September 30, 2013 and 2012:

	Quarter ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Facility-Based Physician Services
Net revenue	$605,105	$485,936	$1,729,158	$1,403,792
Segment Adjusted EBITDA	82,032	68,750	218,767	189,231
Medical Transportation Services
Net revenue	350,783	334,875	1,014,309	1,024,411
Segment Adjusted EBITDA	39,623	34,690	109,843	102,105
Total
Total net revenue	955,888	820,811	2,743,467	2,428,203
Total Segment Adjusted EBITDA	121,655	103,440	328,610	291,336
Other operating income (expenses)	15	—	(73)	—

Total Adjusted EBITDA	121,670	103,440	328,537	291,336
Reconciliation of Adjusted EBITDA to Net Income
Adjusted EBITDA	$121,670	$103,440	$328,537	$291,336
Depreciation and amortization expense	(35,175)	(30,592)	(104,552)	(91,844)
Restructuring charges	(1,319)	(2,028)	(4,988)	(10,751)
Equity-based compensation expense	(1,062)	(1,062)	(3,186)	(3,186)
Related party management fees	(20,609)	(1,250)	(23,109)	(3,750)
Interest expense	(46,772)	(41,322)	(148,526)	(126,288)
Realized gain on investments	158	5	276	366
Interest and other (expense) income	(52)	937	(13,022)	1,340
Loss on early debt extinguishment	(29,519)	(1,561)	(29,641)	(6,733)
Income tax benefit (expense)	4,949	(11,448)	(3,932)	(21,952)
Equity in earnings of unconsolidated subsidiary	68	90	230	304

Net (loss) income	$(7,663)	$15,209	$(1,913)	$28,842

          A reconciliation of Adjusted EBITDA to cash flows provided by operating activities is as follows:

	Quarter ended September 30,		Nine months ended September 30,
	2013	2012	2013	2012
Adjusted EBITDA	$121,670	$103,440	$328,537	$291,336
Related party management fees	(20,609)	(1,250)	(23,109)	(3,750)
Restructuring charges	(1,319)	(2,028)	(4,988)	(10,751)
Interest expense (less deferred loan fee amortization)	(42,239)	(37,328)	(134,393)	(113,923)
Payment of dissenting shareholder settlement	—	—	(13,717)	—
Change in accounts receivable	(71,543)	(25,547)	(126,506)	(68,376)
Change in other operating assets/liabilities	40,688	36,606	14,829	51,474
Excess tax benefits from equity-based compensation	—	—	(3,168)	—
Interest and other income (expense)	(52)	937	(13,022)	1,340
Income tax benefit, net of change in deferred taxes	5,037	31,491	387	21,194
Other	89	(205)	775	703

Cash flows provided by operating activities	$31,722	$106,116	$25,625	$169,247

17. Segment Information

          The Company is organized around two separately managed business units: facility-based physician services and medical transportation services, which have been identified as operating segments. The facility-based physician services reportable segment provides physician services to hospitals primarily for emergency department, anesthesiology, hospitalist/inpatient, radiology, teleradiology and surgery services. The medical transportation services reportable segment focuses on providing a full range of medical transportation services from basic patient transit to the most advanced emergency care and pre-hospital assistance. The Chief Executive Officer has been identified as the chief operating decision maker ("CODM") as he assesses the performance of the business units and decides how to allocate resources to the business units.

          Net income before equity in earnings of unconsolidated subsidiary, income tax expense, loss on early debt extinguishment, interest and other (expense) income, realized gain (loss) on investments, interest expense, equity-based compensation, related party management fees, restructuring charges, and depreciation and amortization expense ("Adjusted EBITDA") is the measure of profit and loss that the CODM uses to assess performance, measure liquidity and make decisions. Adjusted EBITDA is not considered a measure of financial performance under GAAP and the items excluded from Adjusted EBITDA are significant components in understanding and assessing the Company's financial performance. Adjusted EBITDA should not be considered in isolation or as an alternative to such GAAP measures as net income, cash flows provided by or used in operating, investing or financing activities or other financial statement data presented in the Company's financial statements as an indicator of financial performance or liquidity. Since Adjusted EBITDA is not a measure determined to be in accordance with GAAP and is susceptible to varying calculations, Adjusted EBITDA, as presented, may not be comparable to other similarly titled measures of other companies. Pre-tax income from continuing operations represents net revenue less direct operating expenses incurred within the operating segments. The accounting policies for reported segments are the same as for the Company as a whole (see Note 2 "Summary of Significant Accounting Policies").

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Facility-Based Physician Services
Net revenue	$1,915,148	$1,025,003	$642,059	$1,478,462
Income from operations	199,300	103,532	60,710	166,925
Segment Adjusted EBITDA	260,657	141,374	77,686	192,426
Goodwill	1,555,924	1,622,309	—	249,278
Intangible Assets, net	407,184	398,284	—	142,618
Total identifiable assets	2,468,605	2,459,724	—	678,901
Capital expenditures	$12,229	$1,512	$1,543	$2,443
Medical Transportation Services
Net revenue	$1,384,973	$860,808	$579,731	$1,380,860
Income from operations	57,641	24,400	24,770	79,058
Segment Adjusted EBITDA	143,994	73,415	52,896	129,693
Goodwill	857,708	530,705	—	178,127
Intangible Assets, net	157,034	165,943	—	37,756
Total identifiable assets	1,544,908	1,318,772	—	784,454
Capital expenditures	$42,688	$42,711	$15,946	$43,928
Segment Totals
Net revenue	$3,300,121	$1,885,811	$1,221,790	$2,859,322
Income from operations	256,941	127,932	85,480	245,983
Segment Adjusted EBITDA	404,651	214,789	130,582	322,119
Goodwill	2,413,632	2,153,014	—	427,405
Intangible Assets, net	564,218	564,227	—	180,374
Total identifiable assets	4,013,513	3,778,496	—	1,463,355
Capital expenditures	$54,917	$44,223	$17,489	$46,371

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Reconciliation of Segment Adjusted EBITDA to Net Income
Segment Adjusted EBITDA	$404,651	$214,789	$130,582	$322,119
Corporate selling, general and administrative expenses	(199)	—	—	—
Depreciation and amortization expense	(123,751)	(71,312)	(28,467)	(65,332)
Restructuring charges	(14,086)	(6,483)	—	—
Equity-based compensation expense	(4,248)	(4,098)	(15,112)	(6,699)
Related party management fees	(5,000)	(3,014)	(399)	(1,000)
Interest expense	(182,607)	(104,701)	(7,886)	(22,912)
Realized gain (loss) on investments	394	41	(9)	2,450
Interest and other income (expense)	1,422	(3,151)	(28,873)	968
Loss on early debt extinguishment	(8,307)	—	(10,069)	(19,091)
Income tax expense	(27,463)	(9,328)	(19,242)	(79,126)
Equity in earnings of unconsolidated subsidiary	379	276	143	347

Net income	$41,185	$13,019	$20,668	$131,724

          A reconciliation of segment Adjusted EBITDA to cash flows provided by operating activities is as follows:

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Segment Adjusted EBITDA	$404,651	$214,789	$130,582	$322,119
Corporate selling, general and administrative expenses	(199)	—	—	—
Related party management fees	(5,000)	(3,014)	(399)	(1,000)
Restructuring charges	(14,086)	(6,483)	—	—
Interest expense (less deferred loan fee amortization)	(165,200)	(94,470)	(6,556)	(20,428)
Change in accounts receivable	(81,857)	(4,730)	(10,149)	(22,241)
Change in other operating assets/liabilities	72,514	25,146	14,234	(825)
Excess tax benefits from stock-based compensation	(873)	—	(12,427)	(15,660)
Interest and other income (expense)	1,422	(3,151)	(28,873)	968
Income tax expense, net of change in deferred taxes	4,469	(13,459)	(18,897)	(80,305)
Other	594	193	460	2,916

Cash flows provided by operating activities	$216,435	$114,821	$67,975	$185,544

          A reconciliation of segment assets to total assets and segment capital expenditures to total capital expenditures is as follows as of December 31:

	2012	2011
Segment total identifiable assets	$4,013,513	$3,778,496
Corporate cash	(4,110)	99,703
Corporate goodwill	—	115,129
Other corporate assets	27,430	19,780

Total identifiable assets	$4,036,833	$4,013,108

          Other corporate assets principally consist of property, plant and equipment, and other assets.

	Successor		Predecessor
	Year ended December 31, 2012	Period from May 25 through December 31, 2011	Period from January 1 through May 24, 2011	Year ended December 31, 2010
Segment total capital expenditures	$54,917	$44,223	$17,489	$46,371
Corporate capital expenditures	5,298	2,128	1,007	2,750

Total capital expenditures	$60,215	$46,351	$18,496	$49,121